CONSOLIDATED INCOME STATEMENTS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit (loss) [abstract]
Sales	$ 2,597,916	$ 1,778,908	$ 1,144,434
Raw materials and energy consumption for production	(1,285,086)	(1,184,896)	(835,486)
Other operating income	147,356	110,085	33,627
Staff costs	(314,810)	(280,917)	(214,782)
Other operating expense	(346,252)	(296,809)	(132,059)
Depreciation and amortization charges, operating allowances and write-downs	(81,559)	(97,328)	(108,189)
Impairment (loss) gain	(56,999)	137	(73,344)
Net gain due to changes in the value of assets	349	758	158
(Loss) gain on disposal of non-current assets	(459)	1,386	1,292
Other (loss) gain	91	62	(1)
Operating (loss) profit	660,547	31,386	(184,350)
Finance income	2,274	253	177
Finance costs	(61,015)	(149,189)	(66,968)
Financial derivative gain			3,168
Exchange differences	(9,995)	(2,386)	25,553
(Loss) Profit before tax	591,811	(119,936)	(222,420)
Income tax benefit (expense)	(147,983)	4,562	(21,939)
(Loss) Profit for the year from continuing operations	443,828	(115,374)	(244,359)
(Loss) Profit for the year from discontinued operations			(5,399)
Total (Loss) Profit for the year	443,828	(115,374)	(249,758)
Attributable to the Parent	440,314	(110,624)	(246,339)
Attributable to non-controlling interests	3,514	(4,750)	(3,419)
Earnings per share
Attributable to the Parent	$ 440,314	$ (110,624)	$ (246,339)
Weighted average basic shares outstanding	187,815,672	176,508,144	169,269,281
Weighted average dilutive shares outstanding	189,625,195	176,508,144	169,269,281
Basic profit (loss) earnings per ordinary share (US$)	$ 2.34	$ (0.63)	$ (1.46)
Diluted profit (loss) earnings per ordinary share (US$)	$ 2.32	$ (0.63)	$ (1.46)
(Loss) Profit for the year from continuing operations attributable to parent	$ 440,314	$ (110,624)	$ (240,940)
Basic profit (loss) earnings per ordinary share - continuing operations (US$)	$ 2.34	$ (0.63)	$ (1.42)
Diluted profit (loss) earnings per ordinary share - continuing operations (US$)	$ 2.32	$ (0.63)	$ (1.42)
(Loss) Profit for the year from discontinued operations			$ (5,399)
Basic (loss) earnings per ordinary share - discontinued operations (US$)			$ (0.03)
Diluted (loss) earnings per ordinary share - discontinued operations (US$)			$ (0.03)